Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.73%	13.08%		11.39%
Matisse Discounted Bond CEF Strategy (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	8.72%	7.87%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%	5.29%		7.39%
S-Network Composite Closed-End Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	4.60%		7.18%
First Trust Composite Closed-End Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	4.90%		6.99%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	3.63%	0.09%
Bloomberg VLI High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	8.50%	6.04%
FT Taxable Fixed Income CEF Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.27%)	9.12%	7.11%